Disaggregation of revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of revenue recognition disaggregated by timing
	Periods Ended June 30,
	2024	2025
	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	4	4

Revenue recognition over time:
Swim fees	2,222	2,158
	2,226	2,162